Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Jun. 30, 2022		Sep. 30, 2021		Sep. 30, 2020
Variable Interest Entity [Line Items]
Due to related parties	$ 3,913,816		$ 4,257,792		$ 4,732,977
Forexware LLC [Member]
Variable Interest Entity [Line Items]
Due to related parties	1,049,229	[1]	579,229	[2]	579,229	[2]
FXDIRECT [Member]
Variable Interest Entity [Line Items]
Due to related parties	2,556,076		3,341,893		4,111,277
CMH [Member]
Variable Interest Entity [Line Items]
Due to related parties	42,000		42,000		42,000
FXDD Trading [Member]
Variable Interest Entity [Line Items]
Due to related parties	$ 266,511	[1]	$ 294,670	[2]	$ 471	[2]

[1]	Forexware LLC and FXDD Trading are both controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.
[2]	Forexware LLC and FXDD Trading are both controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.